Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Derivative Financial Instruments [Abstract]
Schedule of derivative financial instruments
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Derivative financial liabilities:
Carrying value as at beginning of year	2,321,003	1,478,540
Derivative redeemeded on conversion of promissory notes	(2,321,003)	-
Derivatives embedded in the convertible promissory note issued (Note 19(a))	870,546	-
Fair value change in derivative financial instruments during the year	1,538,980	842,463
Carrying value as at end of year	2,409,526	2,321,003